Commitment and contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies [Abstract]
Purchase obligations

Obligations:	Total	1st year	2nd year	3rd year
Vessels shipbuilding contracts	$693,095	$448,685	$173,010	$71,400
Drillship shipbuilding contracts	1,096,826	-	1,096,826	-
Total obligations	$1,789,921	$448,685	$1,269,836	$71,400